Income taxes - Schedule of Components of Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income tax expense	$ 19,603	$ 28,324